Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

NOTE 1. DESCRIPTION OF BUSINESS:

AMERI Holdings, Inc. (“AMERI”, the “Company”, “we” or “our”) is a company that, through the operations of its eleven subsidiaries, provides SAP TM cloud and digital enterprise services to clients worldwide. Headquartered in Alpharetta, Georgia, we typically go to market both vertically by industry and horizontally by product/technology specialties and provide our customers with a wide range of business and technology offerings. We work with customers, primarily within North America, to improve process, reduce costs and increase revenue through the judicious use of technology. The Company earns almost all of its revenue from North America. The Company takes the position that all of its businesses operate as a single segment.

On January 10, 2020, we and Ameri100 Inc. (“Buyer”) entered into a Stock Purchase Agreement (the “Agreement”) pursuant to which, among other things and subject to the satisfaction or waiver of specified conditions, the Company will sell to Buyer and Buyer will purchase from the Company one hundred percent (100%) of the outstanding equity interests (the “Purchased Shares”) of Ameri100 Holdco, Inc. (“Holdco”) (the “Spin-Off”).

On January 10, 2020, the Company entered into an Amalgamation Agreement (as amended on May 6, 2020, the “Amalgamation Agreement”) with Jay Pharma Merger Sub, Inc., a company organized under the laws of Canada and a wholly-owned subsidiary of the Company (“Merger Sub”), Jay Pharma Inc., a company organized under the laws of Canada (“Jay Pharma”), Jay Pharma ExchangeCo., Inc. a company organized under the laws of British Columbia and a wholly-owned subsidiary of the Company (“ExchangeCo”), and Barry Kostiner, as the Company Representative, which provides that, among other things, Merger Sub and Jay Pharma will be amalgamated and will continue as one corporation (“Amalco”), with Amalco continuing as a direct wholly-owned subsidiary of ExchangeCo and an indirect wholly-owned subsidiary of Ameri, on the terms and conditions set forth in the Amalgamation Agreement.

Liquidity and Going Concern

The Company has incurred net losses from operations since inception. The net loss for the six months ended June 30, 2020 was $3.6 million and the accumulated deficit was $44 million as of June 30, 2020. The Company’s ongoing losses have had a significant negative impact on the Company’s financial position and liquidity. The Company has also been historically reliant on loans from related parties, loans from third parties and sales of equity securities to fund operations, working capital and complete acquisitions. To increase revenues, our operating expenses are likely to continue to grow and, as a result, we will need to generate significant additional revenues to cover such expenses. We expect our primary sources of cash to be customer collections and external financing. We also continue to work on cost reductions, and we have initiated steps to reduce our overhead to improve cash savings. We may raise additional capital through the sale of equity or debt securities or borrowings from financial institutions or third parties or a combination of the foregoing. Capital raised will be used to implement our business plan, grow current operations, make acquisitions or start new vertical businesses among some of the possible uses.

One of the Company’s largest customers has terminated the majority of its work as a result of COVID-19. This customer has accounted in the past for annual revenues of between five to seven million dollars. The impact on this quarter is a reduction of approximately $1.5 mm in revenue.

As a result of funding from the SBA as well as sales of shares, the Company has adequate cash reserves to cover expected working capital needs over the next 12 months.

Our financial statements as of June 30, 2020 have been prepared under the assumption that we will continue as a going concern. Our ability to continue as a going concern is dependent upon our ability to raise additional funding through the issuance of equity or debt securities, as well as to attain further operating efficiencies and, ultimately, to generate additional revenues. Our financial statements do not include any adjustments that might result from the outcome of this uncertainty. Although the Company believes in the viability of management’s strategy to generate sufficient revenue, control costs and the ability to raise additional funds if necessary, there can be no assurances to that effect. The foregoing conditions raise substantial doubt about our ability to continue as a going concern.

NOTE 1. DESCRIPTION OF BUSINESS:

AMERI Holdings, Inc. (“AMERI”, the “Company”, “we” or “our”) is a fast-growing company that, through the operations of its eleven subsidiaries, provides SAP TM cloud and digital enterprise services to clients worldwide. Headquartered in Suwanee, Georgia, we typically go to market both vertically by industry and horizontally by product/technology specialties and provide our customers with a wide range of business and technology offerings. We work with customers, primarily within North America, to improve process, reduce costs and increase revenue through the judicious use of technology. The Company earns almost all of its revenue from North America. The Company takes the position that all of its businesses operate as a single segment.

Reverse Stock Split

A 1-for-25 reverse share split of our outstanding common stock was effected on November 25, 2019 as approved by our Board of Directors and a majority of our shareholders. The reverse share split reduced the number of common shares issued and outstanding from approximately 62.8 million to 2.5 million as of December 31, 2019. As such, all references to share and per share amounts in this Annual Report on Form 10-K have been retroactively restated to reflect the 1-for-25 reverse share split, except for the authorized number of shares of our common stock and the par value per share, which were not affected.

Liquidity and Going Concern

The Company has incurred net losses from operations since inception. The net loss for the year ended December 31, 2019 was $6.1 million and the accumulated deficit was $41 million as of December 31, 2019. The cash and cash equivalents and the current portion of loans and convertible notes due to third parties were $.0.4 million and $4.5 million respectively, as of December 31, 2019. The Company’s ongoing losses have had a significant negative impact on the Company’s financial position and liquidity. The Company has also been historically reliant on loans from related parties, loans from third parties and sales of equity securities to fund operations, working capital and complete acquisitions. To increase revenues, our operating expenses are likely to continue to grow and, as a result, we will need to generate significant additional revenues to cover such expenses. We expect our primary sources of cash to be customer collections and external financing. We also continue to work on cost reductions, and we have initiated steps to reduce our overhead to improve cash savings. We may raise additional capital through the sale of equity or debt securities or borrowings from financial institutions or third parties or a combination of the foregoing. Capital raised will be used to implement our business plan, grow current operations, make acquisitions or start new vertical businesses among some of the possible uses.

Our financial statements as of December 31, 2019 have been prepared under the assumption that we will continue as a going concern. Our ability to continue as a going concern is dependent upon our ability to raise additional funding through the issuance of equity or debt securities, as well as to attain further operating efficiencies and, ultimately, to generate additional revenues. Our financial statements do not include any adjustments that might result from the outcome of this uncertainty. Although the Company believes in the viability of management’s strategy to generate sufficient revenue, control costs and the ability to raise additional funds if necessary, there can be no assurances to that effect. The foregoing conditions raise substantial doubt about our ability to continue as a going concern.